Borrowings Disclosure of Reconciliation of Liabilities Arising From Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		$ 5,691	$ 5,651
Increase (decrease) through financing cash flows, liabilities arising from financing activities		225	(2,340)
Increase (decrease) through original issue discount, liabilities arising from financing activities		0
Increase (decrease) through other changes, liabilities arising from financing activities		1,316	2,348
Increase (decrease) through changes in amortization, liabilities arising from financing activities		17	15
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		7	(3)
Increase (decrease) through changes in fair values, liabilities arising from financing activities		(35)	20
Liabilities arising from financing activities, ending balance		7,221	5,691
Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			5,645
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			6
SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		5,535	5,515
Increase (decrease) through financing cash flows, liabilities arising from financing activities		1,496	0
Increase (decrease) through original issue discount, liabilities arising from financing activities		4
Increase (decrease) through other changes, liabilities arising from financing activities		0	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		(35)	20
Liabilities arising from financing activities, ending balance		7,000	5,535
SCL Senior Notes [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			5,515
SCL Senior Notes [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			0
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]	(1)
Increase (decrease) through original issue discount, liabilities arising from financing activities	[1]	0
Increase (decrease) through other changes, liabilities arising from financing activities	[1]	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities	[1]	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	[1]	1
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[1]	0
Liabilities arising from financing activities, ending balance	[1]	0	0
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		147	141
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(11)	(13)
Increase (decrease) through original issue discount, liabilities arising from financing activities		0
Increase (decrease) through other changes, liabilities arising from financing activities		9	19
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0	0
Liabilities arising from financing activities, ending balance		145	147
Lease liabilities [member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			135
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			6
Deferred financing costs [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		(74)	(88)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(20)	(2)
Increase (decrease) through original issue discount, liabilities arising from financing activities		(4)
Increase (decrease) through other changes, liabilities arising from financing activities		0	1
Increase (decrease) through changes in amortization, liabilities arising from financing activities		17	15
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		1	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0	0
Liabilities arising from financing activities, ending balance		(80)	(74)
Deferred financing costs [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			(88)
Deferred financing costs [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			0
Interest payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[2]	83	83
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[2]	(209)	(274)
Increase (decrease) through original issue discount, liabilities arising from financing activities	[2]	0
Increase (decrease) through other changes, liabilities arising from financing activities	[2]	282	274
Increase (decrease) through changes in amortization, liabilities arising from financing activities	[2]	0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	[2]	0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[2]	0	0
Liabilities arising from financing activities, ending balance	[2]	156	83
Interest payables [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[2]		83
Interest payables [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[2]		0
Dividend payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1,030)	(2,051)
Increase (decrease) through original issue discount, liabilities arising from financing activities		0
Increase (decrease) through other changes, liabilities arising from financing activities		1,025	2,054
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		5	(3)
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0	0
Liabilities arising from financing activities, ending balance		$ 0	0
Dividend payables [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			0
Dividend payables [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			$ 0

[1]	The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.
[2]	The balance of net interest payables in this table represents the net balance of interest payables and interest rate swap receivables and the cash flows from net interest payables represent the net amount of interest income received from interest rate swaps and interest payment made.